Abacus Settlements LLC - INCOME TAXES (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Income tax expense	$ 1,710,315		$ 352,081		$ 2,238,419	$ 648,887	$ 889,943	$ 0
Effective tax rate percentage	61.90%		3.30%		12.70%	2.80%
Abacus Settlements, LLC
Income Tax Contingency [Line Items]
Income tax expense		$ 0	$ 582	$ 2,289		$ 1,907	$ 889,943	$ 0
Effective tax rate percentage				0.24%		1.26%